14. GENERAL AND ADMINISTRATIVE EXPENSES: Schedule of General and Administrative Expenses (Details) - CAD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Details
Management and consulting fees	[1]	$ 155,084	$ 192,621	$ 242,667	$ 362,727
Payroll		149,034	79,847	122,330	54,665
Bad debt		0	62,930	99,000	0
Investor relations		58,024	7,174	70,332	54,334
Office maintenance		33,881	180,984	55,168	51,357
Legal, audit and accounting		37,587	279,097	61,409	37,806
Travel		33,961	41,246	34,020	30,441
Insurance		25,250	34,573	34,453	18,366
Seminars and conferences		14,582	0	445	23,084
Rent		20,429	49,229	46,050	48,982
Filing and registration fees		13,688	74,898	62,130	53,714
Amortization		8,513	13,854	14,668	13,900
Bank service charges		1,690	2,480	1,330	1,061
Foreign exchange		0	3,630	(3,210)	1,337
General and administrative	[2]	$ 551,723	$ 1,022,563	$ 840,792	$ 751,774

[1]	Note 15.
[2]	Note 14.